OBLIGATIONS UNDER CAPITAL LEASE (Details Narrative)	1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) ft²	Dec. 31, 2020 USD ($) ft²
Lease Agreements [Member] | July 2, 2019 [Member] | California [Member]
Monthly rental payment increased					$ 2,400	$ 2,400
Period of lease					24 months	24 months
Office Space [Member]
Monthly rental payment increased	$ 3,758	$ 3,688	$ 3,618
Office Space [Member] | Lease Agreements [Member]
Monthly rental payment increased				$ 3,270
Area leased | ft²					1,400	1,400
Address of property					2999 North 44th Street, Phoenix